Filed Pursuant to Rule 485(b)

As filed with the Securities and Exchange Commission on December 18, 2009

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 102	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 100	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

909 A Street

Tacoma, Washington  98402

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (253) 627-7001

Name and Address of
Agent for Service:	Copies to:
Gregory J. Lyons	Philip H. Newman, Esq.
Secretary	Goodwin Procter LLP
Russell Fund Services Company	Exchange Place
909 A Street	Boston, Massachusetts 02109
Tacoma, Washington 98402

Approximate Date of Proposed Public Offering:  As soon as

practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☐	immediately upon filing pursuant to paragraph (b)
☒	on (December 29, 2009) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph(b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until December 29, 2009, the effectiveness of the registration statement for the Registrant filed in Post-Effective Amendment No. 101 on October 22, 2009, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 102 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 100 to Registration No. 33-19229.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SSgA Funds, has duly caused this Post Effective Amendment No. 102 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 18th day of December, 2009.

SSGA FUNDS
Registrant

/s/ Sandra G. Richardson
By Sandra G. Richardson
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on December 18, 2009.

Signature	Title

/s/ Lynn L. Anderson	Trustee
Lynn L. Anderson

/s/ Shawn C.D. Johnson	Trustee
Shawn C.D. Johnson

/s/ Diane B. Glossman	Trustee
Lynn L. Anderson

/s/ Steven J. Mastrovich	Trustee
Steven J. Mastrovich

/s/ William L. Marshall	Trustee
William L. Marshall

/s/ Patrick J. Riley	Chairman of the Board
Patrick J. Riley

/s/ Richard D. Shirk	Trustee
Richard D. Shirk

/s/ Bruce D. Taber	Trustee
Bruce D. Taber

/s/ Henry W. Todd	Trustee
Henry W. Todd

/s/ Mark E. Swanson	Treasurer and Principal Financial Officer
Mark E. Swanson

/s/ James Ross	President and Principal Executive Officer
James Ross

/s/ Sandra G. Richardson
*By Sandra G. Richardson
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 103 to Registration Statement Nos. No. 33-19229; 811-5430.